Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss from continuing operations	$ 3,739	$ (73)	$ (572)	$ (4,430)
Profit/(loss) from discontinued operations	(33)	274	(15)	(233)
Net profit/(loss) available to stockholders	3,706	201	(587)	(4,663)
Effect of dilution - interest on unsecured senior convertible bond (Note 11)	0	3	0	0
Diluted net profit/(loss) available to stockholders	$ 3,706	$ 204	$ (587)	$ (4,663)
Basic earnings/(loss) per share:
Weighted average number of common shares outstanding (in shares)	100	50	100	100
Diluted earnings/(loss) per share:
Effect of dilution (in shares)	0	3	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	53	100	100
Basic loss per share from continuing operations (USD per share)	$ 37.25	$ (1.46)	$ (5.70)	$ (44.11)
Diluted loss per share from continuing operations (usd per share)	37.25	(1.46)	(5.70)	(44.11)
Basic loss per share (usd per share)	36.92	4.02	(5.85)	(46.43)
Diluted loss per share (usd per share)	$ 36.92	$ 3.88	$ (5.85)	$ (46.43)